Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Fair Value Measurement
The following table presents information about the Company's assets and liabilities measured and reported in the financial statements at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value.

	December 31, 2021
	Level 1	Level 2	Level 3	Balance
Assets:
Money market funds	$94,973	$—	$—	$94,973
Total assets	$94,973	$—	$—	$94,973
Liabilities:
Common Stock warrant liability - Public Warrants	$4,486	$—	$—	$4,486
Common Stock warrant liability - Private Placement Warrants	—	2,575	—	2,575
Total liabilities	$4,486	$2,575	$—	$7,061

	December 31, 2020
	Level 1	Level 2	Level 3	Balance
Assets:
Money market funds	$16,954	$—	$—	$16,954
Total assets	$16,954	$—	$—	$16,954
Liabilities:
Preferred stock warrant liability	$—	$—	$2,993	$2,993
Total liabilities	$—	$—	$2,993	$2,993

Schedule of Black-Scholes Option Pricing Model Assumptions
The Company re-measured the preferred stock warrant liability to its estimated fair value as of December 31, 2020, using the Black-Scholes option pricing model with the following assumptions:

December 31, 2020
Series A preferred stock value per share	$7.47
Exercise price of warrants	$0.76
Term in years	5.75
Risk-free interest rate	2.97%
Volatility	67.00%
Dividend yield	0.00%

Reconciliation of Preferred Stock Warrant Liability Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)	The following table presents a reconciliation of the Company’s preferred stock warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of:

December 31, 2021
Preferred Stock Warrant Liability
Balance as of December 31, 2020	$2,993
Change in fair value included in other income	5,578
Conversion of preferred stock warrants in connection with the reverse recapitalization	(8,571)
Balance as of December 31, 2021	$—

December 31, 2020
Preferred Stock Warrant Liability
Balance as of December 31, 2019	$1,041
Change in fair value upon re-measurement	1,952
Balance as of December 31, 2020	$2,993